Property and Equipment (Details) - Schedule of property and equipment - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of property and equipment [Abstract]
Leasehold Improvements	$ 5,664	$ 5,664	$ 5,664
Office Furniture and Equipment	386,297	342,692	260,197
Software	925,183	654,340	560,368
Transportation Equipment	62,424	62,424	62,424
Property plant and equipment, Gross	1,379,568	1,065,120	888,653
Accumulated Depreciation	(779,616)	(615,148)	(430,622)
Property plant and equipment, Net	$ 599,952	$ 449,972	$ 458,031